Employee Benefit Costs - Additional Information (Details) £ in Millions, $ in Billions		12 Months Ended
	Oct. 07, 2021 GBP (£)	Dec. 31, 2021 GBP (£)	Dec. 31, 2020 GBP (£)	Dec. 31, 2019 GBP (£)	Oct. 07, 2021 USD ($)
Disclosure Of Defined Benefit Plans [Line Items]
Restructuring and integration initiatives		£ 160	£ 91	£ 364
United States
Disclosure Of Defined Benefit Plans [Line Items]
Plan liabilities removed from US pension liabilities	£ 1,400				$ 1.9
Gain (loss) on settlement of plan assets and liabilities	£ 35